Annual Total Returns - Standard Class	Dec. 31, 2024
Macquarie VIP Growth and Income Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Standard Class)
2015	(3.12%)
2016	9.88%
2017	18.28%
2018	(10.17%)
2019	25.60%
2020	(0.46%)
2021	22.20%
2022	3.53%
2023	12.11%
2024	15.71%
Macquarie VIP Growth Equity Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Standard Class)
2015	3.21%
2016	4.04%
2017	32.80%
2018	(3.79%)
2019	24.35%
2020	29.50%
2021	39.23%
2022	(26.60%)
2023	38.40%
2024	23.41%
Macquarie VIP Small Cap Value Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Standard Class)
2015	(6.22%)
2016	31.41%
2017	12.05%
2018	(16.72%)
2019	28.14%
2020	(1.90%)
2021	34.42%
2022	(12.09%)
2023	9.45%
2024	11.32%
Macquarie VIP Opportunity Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Standard Class)
2015	(0.81%)
2016	8.26%
2017	19.00%
2018	(15.38%)
2019	30.11%
2020	10.80%
2021	23.13%
2022	(13.68%)
2023	16.30%
2024	14.63%
Macquarie VIP Fund for Income Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Standard Class)
2015	(1.85%)
2016	11.12%
2017	6.82%
2018	(2.58%)
2019	12.78%
2020	7.95%
2021	4.88%
2022	(11.06%)
2023	13.27%
2024	6.53%
Macquarie VIP Investment Grade Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Standard Class)
2015	(0.35%)
2016	4.65%
2017	4.72%
2018	(2.03%)
2019	12.62%
2020	11.91%
2021	(0.72%)
2022	(17.06%)
2023	7.57%
2024	2.85%
Macquarie VIP Limited Duration Bond Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Standard Class)
2015	(0.51%)
2016	0.64%
2017	1.26%
2018	(0.22%)
2019	4.09%
2020	3.79%
2021	(0.68%)
2022	(4.19%)
2023	5.29%
2024	4.23%
Macquarie VIP Emerging Markets Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Standard Class)
2015	(14.51%)
2016	13.93%
2017	40.55%
2018	(15.81%)
2019	22.63%
2020	25.09%
2021	(2.84%)
2022	(27.58%)
2023	13.79%
2024	5.09%
Macquarie VIP Total Return Series
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Standard Class)
2015	(1.61%)
2016	6.62%
2017	11.75%
2018	(7.65%)
2019	18.88%
2020	0.91%
2021	16.37%
2022	(10.56%)
2023	12.63%
2024	10.81%